UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Flexible Investment Income Fund (JPW)
October 31, 2013

Shares	Description (1)				Value
	Long-Term Investments – 136.5% (95.1% of Total Investments)
	Common Stocks – 9.5% (6.6% of Total Investments)
	Capital Markets – 4.3%
55,800	Ares Capital Corporation				$ 969,246
27,100	Golub Capital BDC Inc.				476,960
70,128	Medley Capital Corporation				977,584
29,400	TCP Capital Corporation				490,098
	Total Capital Markets				2,913,888
	Commercial Banks – 1.6%
26,400	Wells Fargo & Company				1,127,015
	Insurance – 1.1%
15,000	American International Group				774,750
	Life Sciences Tools & Services – 1.7%
9,300	Bio-Rad Laboratories Inc., Class A (2)				1,148,735
	Semiconductors & Equipment – 0.8%
22,500	Microsemi Corporation, (2)				565,425
	Total Common Stocks (cost $6,254,292)				6,529,813

Shares	Description (1)	Coupon		Ratings (3)	Value
	Convertible Preferred Securities – 0.8% (0.5% of Total Investments)
	Real Estate – 0.8%
24,978	CommonWealth REIT	6.500%		Ba1	$ 538,775
	Total Convertible Preferred Securities (cost $579,075)				538,775

Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 Par (or similar) Retail Structures – 109.9% (76.6% of Total Investments)
	Capital Markets – 14.2%
26,487	Affiliated Managers Group Inc.	6.375%		BBB	$ 617,942
29,640	Allied Capital Corporation	6.875%		BBB	682,313
23,400	Apollo Investment Corporation	6.875%		BBB	502,164
14,844	Apollo Investment Corporation	6.625%		BBB	321,373
15,475	Ares Capital Corporation	7.000%		BBB	404,671
37,872	BGC Partners Inc.	8.125%		BBB-	1,008,531
39,444	Fifth Street Finance Corporation	6.125%		BBB-	904,845
2,100	Fifth Street Finance Corporation	5.875%		BBB-	50,547
15,212	Hercules Technology Growth Capital Incorporated	7.000%		N/R	391,405
15,769	Hercules Technology Growth Capital Incorporated	7.000%		N/A	401,479
28,076	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	685,054
2,355	Medley Capital Corporation	6.125%		N/R	54,636
43,543	MVC Capital Incorporated	7.250%		N/A	1,093,799
20,502	Prospect Capital Corporation	6.950%		BBB	531,002
27,450	Saratoga Investment Corporation	7.500%		N/R	689,819
30,000	Solar Capital Limited	6.750%		BBB-	652,500
77	Triangle Capital Corporation	7.000%		N/R	1,971
30,295	Triangle Capital Corporation	6.375%		N/A	750,710
	Total Capital Markets				9,744,761
	Commercial Banks – 13.4%
6,600	AgriBank FCB, WI/DD	6.875%		A-	663,036
29,660	Boston Private Financial Holdings Inc.	6.950%		N/R	699,976
19,300	City National Corporation, WI/DD	6.750%		Baa2	482,500
26,850	First Horizon National Corporation	6.200%		BB	580,229
21,871	First Niagara Finance Group	8.625%		BB+	628,573
27,050	First Republic Bank of San Francisco	6.200%		BBB	614,576
27,500	FNB Corporation, (4)	7.250%		Ba3	686,675
26,800	Morgan Stanley	7.125%		BB+	695,460
24,873	Private Bancorp Incorporated	7.125%		N/A	616,602
27,025	Regions Financial Corporation	6.375%		BB	618,873
30,000	Taylor Capital Group	6.500%		BB+	674,700
12,697	TCF Financial Corporation	7.500%		BB	319,583
13,300	TCF Financial Corporation	6.450%		BB	301,378
36,003	Twenty First Century Fox Inc.	8.000%		N/R	962,720
26,663	Webster Financial Corporation	6.400%		Ba1	612,182
	Total Commercial Banks				9,157,063
	Consumer Finance – 2.7%
26,325	Discover Financial Services	6.500%		BB	629,694
15,150	GMAC Capital Trust I	8.125%		B3	406,929
17,339	GMAC LLC	7.250%		BB-	436,076
10,000	HSBC Finance Corporation	6.360%		BBB+	241,300
5,000	SLM Corporation	6.000%		BBB-	100,450
	Total Consumer Finance				1,814,449
	Diversified Financial Services – 5.9%
34,700	Citigroup Inc.	7.125%		BB	899,077
7,925	GMAC LLC	7.375%		BB-	200,582
2,700	Intl FCStone Inc.	8.500%		N/R	68,850
26,362	KCAP Financial Inc.	7.375%		N/A	678,822
36,145	KKR Financial Holdings LLC	7.375%		BB+	895,673
29,075	Main Street Capital Corporation	6.125%		N/R	689,078
26,818	PennantPark Investment Corporation	6.250%		BBB-	641,487
	Total Diversified Financial Services				4,073,569
	Diversified Telecommunication Services – 1.4%
26,300	Qwest Corporation	7.500%		BBB-	663,286
12,700	Qwest Corporation	7.375%		BBB-	318,135
	Total Diversified Telecommunication Services				981,421
	Electric Utilities – 0.4%
13,983	PPL Capital Funding, Inc.	5.900%		BB+	300,914
	Health Care Providers & Services – 1.3%
34,800	Adcare Health Systems Inc.	10.875%		N/R	895,752
	Household Durables – 1.0%
26,285	Pitney Bowes Incorporated	6.700%		BBB	650,028
	Insurance – 15.5%
34,400	Allstate Corporation, (2)	6.750%		BBB-	870,664
15,700	American Financial Group	6.375%		BBB+	387,005
1,200	AmTrust Financial Services Inc.	6.750%		N/R	26,268
19,952	Arch Capital Group Limited	6.750%		BBB	483,437
21,038	Argo Group US Inc.	6.500%		BBB-	460,943
3,720	Aspen Insurance Holdings Limited	7.401%		BBB-	96,757
34,653	Aspen Insurance Holdings Limited	7.250%		BBB-	866,672
15,504	Axis Capital Holdings Limited	6.875%		BBB	379,073
2,600	Endurance Specialty Holdings Limited	7.750%		BBB-	66,274
38,065	Endurance Specialty Holdings Limited	7.500%		BBB-	963,425
17,148	Hanover Insurance Group	6.350%		Ba1	373,826
20,397	Maiden Holdings NA Limited	8.250%		BBB-	527,262
20,925	Maiden Holdings NA Limited	8.000%		BBB-	529,193
38,600	MetLife Inc.	6.500%		Baa2	959,596
9,025	PartnerRe Limited	7.250%		BBB+	231,311
26,414	PartnerRe Limited	6.500%		BBB+	640,804
23,356	Protective Life Corporation	6.250%		BBB	539,056
15,953	Protective Life Corporation	6.000%		BBB	366,759
13,250	Prudential PLC	6.750%		A-	332,178
13,259	Prudential PLC	6.500%		A-	331,475
16,027	RenaissanceRe Holdings Limited	6.080%		BBB+	370,865
26,375	Selective Insurance Group	5.875%		BBB+	560,469
10,750	Torchmark Corporation	5.875%		BBB+	238,005
	Total Insurance				10,601,317
	Marine – 1.1%
24,024	Costamare Inc.	7.625%		N/R	562,402
1,790	International Shipholding Corporation	9.000%		N/R	181,488
	Total Marine				743,890
	Multi-Utilities – 0.5%
14,862	DTE Energy Company	6.500%		Baa2	360,849
	Oil, Gas & Consumable Fuels – 6.3%
2,400	Callon Petroleum Company	10.000%		N/R	114,720
4,850	Kayne Anderson MLP Trust	4.600%		AA	121,250
16,379	Magnum Hunter Resources Corporation	8.000%		N/A	769,649
14,900	Miller Energy Resources Inc.	10.500%		N/A	361,623
30,000	Nustar Logistics Limited Partnership	7.625%		Ba2	766,800
43,850	Teekay Offshore Partners LP	7.250%		N/R	1,105,455
16,000	Tsakos Energy Navigation Limited	8.875%		N/R	384,000
26,425	Vanguard Natural Resources LLC	7.875%		N/R	694,185
	Total Oil, Gas & Consumable Fuels				4,317,682
	Real Estate – 40.6%
27,675	AG Mortgage Investment Trust	8.000%		N/A	619,920
21,425	Annaly Capital Management	7.625%		N/A	514,843
18,900	Annaly Capital Management	7.500%		N/R	451,710
12,490	Apollo Commercial Real Estate Finance	8.625%		N/A	314,748
27,000	Apollo Residential Mortgage Inc.	8.000%		N/A	605,340
26,525	Arbor Realty Trust Incorporated	8.250%		N/R	667,900
14,213	Ashford Hospitality Trust Inc.	9.000%		N/A	367,548
8,800	Campus Crest Communities	8.000%		Ba1	221,584
600	Capstead Mortgage Corporation	7.500%		N/R	14,592
34,977	CBL & Associates Properties Inc.	7.375%		BB	865,681
40,872	Cedar Shopping Centers Inc., Series B	7.250%		N/A	944,552
25,760	Chesapeake Lodging Trust	7.750%		N/A	626,741
6,248	CommomWealth REIT	7.250%		Ba1	143,392
28,939	Coresite Realty Corporation	7.250%		N/A	678,620
37,273	Corporate Office Properties Trust	7.375%		BB	917,289
11,664	CYS Invsetments Inc.	7.750%		N/A	261,857
13,846	CYS Invsetments Inc.	7.500%		N/R	287,858
28,336	Digital Realty Trust Inc.	7.000%		Baa3	654,562
2,369	Digital Realty Trust Inc.	6.625%		Baa3	52,260
37,508	Dupont Fabros Technology	7.875%		Ba2	928,323
1,000	Dupont Fabros Technology	7.625%		Ba2	24,540
12,800	Dynex Capital inc.	8.500%		N/A	306,816
13,738	Dynex Capital inc.	7.625%		N/R	293,993
23,232	EPR Properties Inc.	6.625%		Baa3	508,548
13,286	First Potomac Realty Trust	7.750%		N/R	331,220
28,469	General Growth Properties	6.375%		B	624,895
35,668	Hospitality Properties Trust	7.125%		Baa3	878,860
25,775	Inland Real Estate Corporation	8.125%		N/R	660,613
27,337	Invesco Mortgage Capital Inc.	7.750%		N/A	609,068
25,900	Kennedy-Wilson Inc.	7.750%		BB-	648,795
7,000	Kimco Realty Corporation	6.000%		Baa2	151,970
25,350	Kite Realty Group Trust	8.250%		N/A	644,144
14,251	LaSalle Hotel Properties	6.375%		N/R	298,558
17,000	MFA Financial Inc.	8.000%		N/A	426,190
13,650	MFA Financial Inc.	7.500%		N/A	312,722
39,000	National Retail Properties Inc.	6.625%		Baa2	890,760
20,925	Northstar Realty Finance Corporation	8.875%		N/A	519,777
24,048	Northstar Realty Finance Corporation	8.250%		N/R	571,140
13,175	Pebblebrook Hotel Trust	8.000%		N/A	336,621
22,675	Pebblebrook Hotel Trust	7.875%		N/A	572,317
8,844	Penn Real Estate Investment Trust	7.375%		N/A	214,909
17,725	Penn Real Estate Investment Trust	8.250%		N/A	448,088
559	PS Business Parks, Inc.	6.450%		Baa2	12,706
29,150	Rait Financial Trust	7.750%		N/R	676,572
8,369	Regency Centers Corporation	6.625%		Baa3	190,730
41,023	Retail Properties of America	7.000%		N/A	933,683
26,150	Sabra Health Care Real Estate Investment Trust	7.125%		B3	637,537
20,984	Senior Housing Properties Trust	5.625%		BBB-	417,162
7,368	STAG Industrial Inc.	9.000%		BB	194,515
13,829	STAG Industrial Inc.	6.625%		BB	302,855
13,900	Strategic Hotel Capital Inc., Series B	8.250%		N/R	318,310
30,695	Strategic Hotel Capital Inc., Series C	8.250%		N/R	705,985
26,919	Summit Hotel Properties Inc.	7.875%		N/A	679,705
28,574	Sunstone Hotel Investors Inc.	8.000%		N/A	731,496
10,282	UMH Properties Inc.	8.250%		N/R	265,687
19,652	Urstadt Biddle Properties	7.125%		N/A	470,076
28,111	Winthrop Realty Trust Inc.	9.250%		N/R	747,471
17,600	Winthrop Realty Trust Inc.	7.750%		N/A	451,440
	Total Real Estate				28,149,794
	Thrifts & Mortgage Finance – 2.6%
27,098	Astoria Financial Corporation	6.500%		BB	591,549
31,669	Everbank Financial Corporation	6.750%		N/A	695,135
22,600	Federal Agricultural Mortgage Corporation	5.875%		Aaa	462,396
	Total Thrifts & Mortgage Finance				1,749,080
	U.S. Agency – 1.6%
7,950	Cobank Agricultural Credit Bank, (4)	6.125%		A-	704,072
4,000	Farm Credit Bank of Texas, (4)	6.750%		Baa1	399,875
	Total U.S. Agency				1,103,947
	Wireless Telecommunication Services – 0.9%
26,203	United States Cellular Corporation	6.950%		Baa2	645,118
	Total $25 Par (or similar) Retail Structures (cost $77,693,851)				75,289,634

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 1.7% (1.2% of Total Investments)
	Diversified Financial Services – 0.3%
$ 250	ING US Inc.	5.650%	5/15/53	Ba1	$ 237,909
	Oil, Gas & Consumable Fuels – 1.4%
1,000	DCP Midstream LLC	5.850%	5/21/43	Baa3	935,000
$ 1,250	Total Convertible Bonds (cost $1,177,636)				1,172,909

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.1% (6.3% of Total Investments)
	Commercial Services & Supplies – 1.7%
$ 1,000	Iron Mountain Inc.	5.750%	8/15/24	B1	$ 955,000
200	R.R. Donnelley & Sons Company	7.000%	2/15/22	BB	212,000
1,200	Total Commercial Services & Supplies				1,167,000
	Consumer Finance – 0.9%
800	SLM Corporation	5.625%	8/01/33	BBB-	656,000
	Diversified Financial Services – 2.1%
375	Icahn Enterprises Finance, 144A	6.000%	8/01/20	BBB-	384,375
1,000	Jefferies Finance LLC, 144A	7.375%	4/01/20	B+	1,027,500
1,375	Total Diversified Financial Services				1,411,875
	Diversified Telecommunication Services – 2.5%
1,625	Frontier Communications Corporation	7.125%	1/15/23	BB+	1,685,938
	Oil, Gas & Consumable Fuels – 1.9%
1,000	NuStar Logistics LP	6.750%	2/01/21	BB+	1,031,250
275	Vanguard Natural Resources Finance	7.875%	4/01/20	B	287,375
1,275	Total Oil, Gas & Consumable Fuels				1,318,625
$ 6,275	Total Corporate Bonds (cost $6,034,428)				6,239,438

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$ 1,000 Par (or similar) Institutional Structures – 5.5% (3.9% of Total Investments)
	Commercial Banks – 1.4%
1,000	Zions Bancorporation	7.200%	N/A (5)	BB	$ 1,000,000
	Diversified Financial Services – 1.4%
1,075	JPMorgan Chase & Company	5.150%	N/A (5)	BBB	972,875
	Insurance – 2.7%
375	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	408,750
675	StanCorp Financial Group Inc.	6.900%	6/01/67	BBB-	671,625
750	XL Capital Ltd	6.500%	N/A (5)	BBB	735,750
	Total Insurance				1,816,125
	Total $1,000 Par (or similar) Institutional Structures (cost $3,789,442)				3,789,000
	Total Long-Term Investments (cost $95,528,724)				93,559,569

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.1% (4.9% of Total Investments)
$ 4,846	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $4,846,068, collateralized by $5,125,000 U.S. Treasury Notes, 0.875%, due 7/31/19, value $4,946,425	0.000%	11/01/13		$ 4,846,068
	Total Short-Term Investments (cost $4,846,068)				4,846,068
	Total Investments (cost $100,374,792) – 143.6%				98,405,637
	Borrowings – (40.1)% (6), (7)				(27,500,000)
	Other Assets Less Liabilities – (3.5)%				(2,376,708)
	Net Assets – 100%				$ 68,528,929

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments*:
	Common Stock	$6,866,434	$—	$—	$6,866,434
	Convertible Preferred Securities	538,775	—	—	538,775
	$25 Par (or similar) Retail Structures	73,162,391	1,790,622	—	74,953,013
	Convertible Bonds	—	1,172,909	—	1,172,909
	Corporate Bonds	—	6,239,438	—	6,239,438
	$1,000 Par (or similar) Institutional Structures	—	3,789,000	—	3,789,000
	Short-Term Investments:
	Repurchase Agreements	—	4,846,068	—	4,846,068
	Total	$80,567,600	$17,838,037	$—	$98,405,637

	* Refer to the Fund’s Portfolio of Investments for a breakdown of $25 Par (or similar) Retail Structures and $1,000 Par (or similar) Institutional Structures classified as Level 2.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments was $100,363,543.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2013, were as follows:

	Gross unrealized:
	Appreciation				$800,536
	Depreciation				(2,758,442)

	Net unrealized appreciation (depreciation) of investments				$(1,957,906)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Borrowings as a percentage of Total Investments is 27.9%.

(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $62,412,920 have been pledged as collateral for Borrowings.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

REIT	Real Estate Investment Trust.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013